INCOME TAX EXPENSE	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
INCOME TAX EXPENSE

NOTE 25 — INCOME TAX EXPENSE

The Company is subject to income taxes in the countries of Indonesia, Singapore, New Zealand, United States, United Kingdom and South Africa. For the six months ended June 30, 2023 and 2022, income tax benefit is recognized as: the tax effect of management’s estimates of temporary and permanent differences.

NOTE 27 — INCOME TAX EXPENSE

The Company is subject to income taxes in the countries of Indonesia, Singapore, New Zealand, United States, United Kingdom and South Africa.

The provision for income taxes consists of the following provisions (benefits):

	Years ended December 31,
	2022	2021
Current tax:
Current tax on profits for the year	$220,570	$—
	220,570	—
Deferred income tax:
(Increase) decrease in deferred tax assets	29,240	(29,230)
Decrease in deferred tax liabilities	(1,313,406)	(99,622)
	(1,284,166)	(128,852)
(Benefit from) Provision for income taxes	$(1,063,596)	$(128,852)

The provision for income taxes by country consists of the following provisions (benefits):

	INDONESIA	NEW ZEALAND	SINGAPORE	SOUTH AFRICA	UK	USA	CONSOLIDATED

Current Expense
Foreign	$(29,039)	$6,050	$-	$46,129	$197,430	$-	$220,570
Total Current Tax Expense	(29,039)	6,050	-	46,129	197,430	-	220,570

Deferred Expense
Federal	-	-	-	-	-	(124,478)	(124,478)
State	-	-	-	-	-	(24,010)	(24,010)
Foreign	(145,289)	(54,100)	29,503	(607,462)	(358,330)	-	(1,135,678)
Total Deferred Tax Expense	(145,289)	(54,100)	29,503	(607,462)	(358,330)	(148,488)	(1,284,166)

(Benefit from) Provision for Income Taxes	$(174,328)	$(48,050)	$29,503	$(561,333)	$(160,900)	$(148,488)	$(1,063,596)

The reconciliation of income taxes at the statutory rate of Singapore to the effective tax rates for the years ended December 31, 2022 and 2021 is as follows:

	Years ended December 31,
	2022	2021
Loss from continuing operations before provision for income taxes	$(56,315,143)	$(4,618,050)
Tax at the Singapore rate of 17%	(9,573,574)	(785,069)
Reconciling items:
Permanent differences	5,867,054	31,272
Current period net operating losses not recognized as a deferred tax asset	3,019,483	743,997
Rate differential – non-Singapore entities	(736,092)	(55,045)
Other deferred tax activity	359,533	(64,007)
(Benefit from) Provision for income taxes	$(1,063,596)	$(128,852)